22. Deferred revenue (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DeferredRevenueLineItems [Line Items]
Subsidies granted	R$ 1,313,467	R$ 1,471,363
BNDES [Member]
DeferredRevenueLineItems [Line Items]
Subsidies granted	R$ 203,000